Dividends (Tables)	6 Months Ended
Jun. 30, 2018
Interim Financial Reporting [Abstract]
Disclosure of dividends to shareholders

Dividends paid to shareholders of HSBC Holdings plc
	Half-year to
	30 Jun 2018			30 Jun 2017			31 Dec 2017
	Per share	Total	Settled in scrip	Per share	Total	Settled in scrip	Per share	Total	Settled in scrip
	$	$m	$m	$	$m	$m	$	$m	$m
Dividends paid on ordinary shares
In respect of previous year:
– fourth interim dividend	0.21	4,197	393	0.21	4,169	1,945	—	—	—
In respect of current year:
– first interim dividend	0.10	2,007	213	0.10	2,005	826	—	—	—
– second interim dividend	—	—	—	—	—	—	0.10	2,014	193
– third interim dividend	—	—	—	—	—	—	0.10	2,005	242
Total	0.31	6,204	606	0.31	6,174	2,771	0.20	4,019	435
Total dividends on preference shares classified as equity (paid quarterly)	31.00	45		31.00	45		31.00	45
Total coupons on capital securities classified as equity		655			576			692
Dividends to shareholders		6,904			6,795			4,756

Disclosure of coupons on capital securities classified as equity

Total coupons on capital securities classified as equity
				Half-year to
				30 Jun	30 Jun	31 Dec
				2018	2017	2017
		First	Per	Total	Total	Total
	Footnotes	call date	security	$m	$m	$m
Perpetual subordinated capital securities	1
– $2,200m issued at 8.125%		Apr 2013	$2.032	89	89	90
– $3,800m issued at 8.000%		Dec 2015	$2.000	76	152	152
Perpetual subordinated contingent convertible securities	2
– $1,500m issued at 5.625%		Jan 2020	$56.250	42	42	42
– $2,000m issued at 6.875%		Jun 2021	$68.750	69	69	69
– $2,250m issued at 6.375%		Sep 2024	$63.750	72	72	71
– $2,450m issued at 6.375%		Mar 2025	$63.750	78	78	78
– $3,000m issued at 6.000%		May 2027	$60.000	90	—	90
– €1,500m issued at 5.250%		Sep 2022	€52.500	48	42	47
– €1,000m issued at 6.000%		Sep 2023	€60.000	37	32	36
– SGD1,000m issued at 4.700%		Jun 2022	SGD47.000	18	—	17
– €1,250m issued at 4.750%		July 2029	€47.500	36	—	—
Total				655	576	692

1	Discretionary coupons are paid quarterly on the perpetual subordinated capital securities, in denominations of $25 per security.

2	Discretionary coupons are paid twice a year on the perpetual subordinated contingent convertible securities, in denominations of 1,000 per security in each security’s issuance currency.